Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net	R$ 10,338,902	R$ 12,405,227
Post employment benefits
IfrsStatementLineItems [Line Items]
Current assets	288,419
Current liabilities	(244,064)
Net Current	44,355
Noncurrent assets	793,339
Noncurrent liabilities	(494,639)
Net Noncurrent	298,700
Net assets	1,081,758
Net liabilities	(738,703)
Net	R$ 343,055